Other disclosures (Details Text) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Guarantees And Commitments [Abstract]
Deferred revenues for the premium received for providing guarantees	R$ 330,018	R$ 446,143	R$ 476,564
Third-party securities held in custody
Third-party securities held in custody	34,040,742	40,459,429	27,772,714
Other Obligations
Non-cancellable operating leases contracts with indeterminate mature	674	934	1,013
Payment of operating leases recognized as expenses	R$ 683,011	R$ 655,949	R$ 663,801